OTHER TAXES PAYABLES	12 Months Ended
Dec. 31, 2025
OTHER TAXES PAYABLES.
OTHER TAXES PAYABLES

NOTE 17 – OTHER TAXES PAYABLES

	As of December 31,
Current	2025	2024
Other national taxes	178,983	102,398
Provincial taxes	11,708	10,945
Municipal taxes	52,395	5,921
	243,086	119,264
Non- current
Provincial taxes	—	3
	—	3
Total other taxes payables	243,086	119,267